DEFERRED TAX ASSETS AND LIABILITIES (Schedule of Unrecognised Deferred Tax Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	$ (840)	$ (757)
Recognised in income	323	(86)
Recognised in discontinued operations	192	3
Balance at end of year	(325)	(840)
Plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	224	466
Recognised in income	(56)	(242)
Recognised in discontinued operations	0	0
Balance at end of year	168	224
Intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(3,950)	(3,969)
Recognised in income	2,827	16
Recognised in discontinued operations	192	3
Balance at end of year	(931)	(3,950)
Inventories [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	423	620
Recognised in income	(318)	(197)
Recognised in discontinued operations	0	0
Balance at end of year	105	423
Provisions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	2,194	1,871
Recognised in income	(1,636)	323
Recognised in discontinued operations	0	0
Balance at end of year	558	2,194
Tax value of loss carry-forwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	1,254	1,016
Recognised in income	(224)	238
Recognised in discontinued operations	0	0
Balance at end of year	1,030	1,254
Other items [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(985)	(761)
Recognised in income	(270)	(224)
Recognised in discontinued operations	0	0
Balance at end of year	$ (1,255)	$ (985)